Selected Income Statement Data (Schedule of selected selling, general and administrative expenses data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selected Income Statement Data [Abstract]
Selling	[1]	$ 38,249	$ 33,614	$ 22,969
General and administrative		11,250	9,359	8,063
Total selling, general and administrative expenses		49,499	42,973	31,032
Including shipping and handling costs		$ 2,294	$ 1,867	$ 2,356

[1]	Including shipping and handling costs